OPERATING LEASES - Maturity Table (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Leases [Abstract]
Lessor, Operating Lease, Payment to be Received, Year One	$ 61,401
Lessor, Operating Lease, Payment to be Received, Year Two	50,954
Lessor, Operating Lease, Payment to be Received, Year Three	34,731
Lessor, Operating Lease, Payment to be Received, Year Four	18,892
Lessor, Operating Lease, Payment to be Received, Year Five	10,302
Lessor, Operating Lease, Payment to be Received, after Year Five	3,827
Lessor, Operating Lease, Payments to be Received, Total	$ 180,107